Income Taxes (Tables) - One Energy Enterprises Inc [Member]	12 Months Ended
Dec. 31, 2023
Schedule of components of income tax expense (benefit)
The components of the provision (benefit) for income taxes are as follows for the period presented:

	December 31,
	2023	2022
Tax provision (benefit):
Federal	$(6,670,227)	$(1,794,954)
Valuation allowance	4,122,213	2,682,650

Total income tax (benefit)	$(2,548,014)	$887,696

Schedule of effective income tax rate reconciliation

The
following table reconciles the Company’s effective income tax rate to the U.S. federal statutory income tax rate of 21%:

	December 31,
	2023		2022
	Amount	Effective Rate	Amount	Effective Rate
Loss before income taxes	$(22,728,577)		$(13,385,335)
Expected tax	(4,773,001)	21.00%	(2,810,920)	21.00%
Permanent items	36,832	(0.16)%	2,859	(0.02)%
Partnership differences	(48,447)	0.21%	492,452	(3.68)%
Change in valuation allowances – Federal	4,122,213	(18.14)%	2,640,416	(19.73)%
ITC sale accounting	(1,496,000)	6.58%	—	0.00%
Unrecognized tax benefit	(406,414)	1.79%	—	0.00%
Other	16,804	(0.07)%	562,889	(4.20)%

Total income tax (benefit)	$(2,548,014)	11.21%	$887,696	6.63%

Schedule of deferred tax assets and liabilities	The major components of deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred Tax Assets:
Net operating loss carryforward	$9,343,857	$6,900,283
Intangible assets and property and equipment	(548,550)	15,236
Stock based compensation	758,506	—
Other	11,190	7,098
Interest carryover 163(j)	2,712,855	1,846,120
Investment tax credit	547,507	141,093

Total deferred tax asset	12,825,365	8,909,830

Deferred Tax Liability:
Basis in land	(816,482)	(816,482)
Investment in affiliate	(4,789,770)	(5,544,407)

Total deferred tax liability	(5,606,252)	(6,360,889)

Valuation allowance	(8,231,719)	(4,109,561)

Total net deferred tax assets / (liabilities)	$(1,012,606)	$(1,560,620)